Shareholders’ Equity - Schedule of Stockholders Equity Warrants Exercised (Details)	Apr. 30, 2026 $ / shares shares
Class of Stock [Line Items]
Class of warrant or right, issued	47,219,240
Class of warrant or right, exercised	15,570,835
Class of warrant or right, outstanding	31,648,405
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, issued	17,019,235
Class of warrant or right, exercised	13,737,595
Class of warrant or right, outstanding	3,281,640
Class of warrant or right, exercise price | $ / shares	$ 0.0001
Ordinary Investor Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, issued	17,019,235
Class of warrant or right, exercised	1,611,990
Class of warrant or right, outstanding	15,407,245
Class of warrant or right, exercise price | $ / shares	$ 0.544
Placement-Agent Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, issued	680,770
Class of warrant or right, exercised	221,250
Class of warrant or right, outstanding	459,520
Class of warrant or right, exercise price | $ / shares	$ 0.416
Sigma9 Strategic Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, issued	12,500,000
Class of warrant or right, exercised
Class of warrant or right, outstanding	12,500,000
Class of warrant or right, exercise price | $ / shares	$ 5